SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Commitments and Contingencies Disclosure [Abstract]
May 31, 2026	$ 245,173
February 28, 2026	239,242	$ 225,348
February 28, 2027	222,427	223,866
February 29, 2028	207,558	207,558
February 28, 2029	207,558	207,558
May 31, 2031 and after	190,262
Total lease payments	1,312,220	1,314,039
Less: Interest	(284,485)	(306,177)
Present value of lease liabilities	$ 1,027,735	1,007,862	$ 1,127,013
February 28, 2030		207,558
February 28, 2031 and after		$ 242,151